Employee Incentive Schemes - Assumptions for Option Grants Issued (Detail) (AUD)	1 Months Ended
	Dec. 31, 2013 Dec-13 [Member]	Dec. 31, 2013 Dec-13 [Member]	Aug. 31, 2013 Aug-13 [Member]	Mar. 31, 2013 Mar-13 [Member]	Nov. 30, 2012 Nov-12 [Member]	Nov. 30, 2012 Nov-12 [Member]	Sep. 30, 2012 Sep-12 [Member]	Mar. 31, 2012 Mar-12 [Member]	Nov. 30, 2011 Nov-11 [Member]	Nov. 30, 2011 Nov-11 [Member]	Sep. 30, 2011 Sep-11 [Member]	Mar. 31, 2011 Mar-11 [Member]	Feb. 28, 2011 Feb-11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		0.49	0.71	0.79		1.09	0.73	0.75		0.89	1.00	1.37	1.38
Share Price at Grant Date	0.49	0.49	0.71	0.79	1.09	1.09	0.73	0.75	0.89	0.89	1.00	1.37	1.38
Volatility	63.00%	63.00%	64.00%	65.00%	66.00%	66.00%	67.00%	67.00%	68.00%	68.00%	69.00%	70.00%	71.00%
Expected Life (years)	7 years	7 years	7 years	7 years	7 years	7 years	7 years	7 years	7 years	7 years	7 years	7 years	7 years
Risk Free Interest Rate	3.82%	3.82%	3.54%	3.37%	2.82%	2.82%	3.00%	3.78%	3.72%	3.72%	3.89%	5.36%	5.45%
Fair Value of Option	0.49	0.28	0.41	0.45	1.09	0.63	0.42	0.44	0.89	0.52	0.59	0.83	0.83